Significant Accounting Policies - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash investing activities
Capital expenditures incurred but not paid	$ 18,659	$ 89,322	$ 11,456	$ 16,707	$ 38,009
Non-cash financing activities
Redemptions payable	0	256	585	788	361
Change in distributions payable to noncontrolling interest	438	(1,333)	(1,666)	997	2,293
Cash paid for
Interest paid, net of amounts capitalized	$ 14,397	$ 24,218	$ 47,900	$ 45,223	$ 23,608